Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Assets:
Cash and deposits with financial institutions	$ 76,460	$ 46,720
Trading assets	117,839	127,488
Securities purchased under resale agreements and securities borrowed	119,747	131,178
Derivative financial instruments	45,065	38,119
Customers' liability under acceptances	14,228	13,896
Liabilities:
Deposits	750,838	733,390
Financial instruments designated at fair value through profit or loss	18,899	12,235
Acceptances	14,305	13,901
Obligations related to securities sold short	31,902	30,404
Derivative financial instruments	42,247	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,763	124,083
Subordinated debentures	7,405	7,252
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	76,460	46,720
Trading assets	117,839	127,488
Securities purchased under resale agreements and securities borrowed	119,747	131,178
Derivative financial instruments	45,065	38,119
Investment securities - FVOCI and FVTPL	79,745	60,514
Investment securities - amortized cost	31,644	21,845
Loans	603,263	592,483
Customers' liability under acceptances	14,228	13,896
Other financial assets	12,700	15,142
Liabilities:
Deposits	750,838	733,390
Financial instruments designated at fair value through profit or loss	18,899	12,235
Acceptances	14,305	13,901
Obligations related to securities sold short	31,902	30,404
Derivative financial instruments	42,247	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,763	124,083
Subordinated debentures	7,405	7,252
Other financial liabilities	42,660	37,713
At fair value [member]
Assets:
Cash and deposits with financial institutions	76,460	46,720
Trading assets	117,839	127,488
Securities purchased under resale agreements and securities borrowed	119,747	131,178
Derivative financial instruments	45,065	38,119
Investment securities - FVOCI and FVTPL	79,745	60,514
Investment securities - amortized cost	32,129	22,000
Loans	612,368	600,155
Customers' liability under acceptances	14,228	13,896
Other financial assets	12,700	15,142
Liabilities:
Deposits	755,395	735,270
Financial instruments designated at fair value through profit or loss	18,899	12,235
Acceptances	14,305	13,901
Obligations related to securities sold short	31,902	30,404
Derivative financial instruments	42,247	40,222
Obligations related to securities sold under repurchase agreements and securities lent	137,763	124,083
Subordinated debentures	7,827	7,553
Other financial liabilities	$ 43,776	$ 38,338